Property and Equipment - Summary of Changes in Property and Equipment Account (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	₱ 195,964	₱ 186,907
Effect of adoption of IFRS 16 (Note 2)	(245)
Net book value at the beginning of the year(as restated)	195,719
Additions (Note 4)	72,871	58,490
Disposals/Retirements	(312)	(341)
Reclassifications (Note 14)	(854)	1,239
Translation differences charged directly to cumulative translation adjustments	(4)	1
Deconsolidation of a subsidiary		(1,132)
Impairment losses recognized during the year (Note 5)		(1,958)	₱ (3,913)
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income	(3)	(2)
Depreciation and amortization	(35,263)	(47,240)	(51,915)
Net book value at end of the year	232,134	195,964	186,907
Adjustments	(20)
Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	714,037	694,044
Net book value at end of the year	715,960	714,037	694,044
Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(518,073)	(507,137)
Net book value at end of the year	(483,826)	(518,073)	(507,137)
Cable and wire facilities [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	47,471	47,455
Net book value at the beginning of the year(as restated)	47,471
Additions (Note 4)	1,448	1,278
Disposals/Retirements	(24)	(10)
Reclassifications (Note 14)	12	19
Transfers and others	10,374	10,409
Translation differences charged directly to cumulative translation adjustments	(1)
Impairment losses recognized during the year (Note 5)		(299)
Depreciation and amortization	(8,084)	(11,381)
Net book value at end of the year	51,196	47,471	47,455
Cable and wire facilities [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	217,773	207,220
Net book value at end of the year	192,535	217,773	207,220
Cable and wire facilities [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(170,302)	(159,765)
Net book value at end of the year	(141,339)	(170,302)	(159,765)
Central office equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	15,967	17,962
Net book value at the beginning of the year(as restated)	15,967
Additions (Note 4)	856	565
Disposals/Retirements		(27)
Reclassifications (Note 14)	(8)	(1)
Transfers and others	7,720	8,237
Translation differences charged directly to cumulative translation adjustments	(1)	3
Impairment losses recognized during the year (Note 5)		(292)
Depreciation and amortization	(3,857)	(10,480)
Net book value at end of the year	20,677	15,967	17,962
Central office equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	128,321	119,642
Net book value at end of the year	135,340	128,321	119,642
Central office equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(112,354)	(101,680)
Net book value at end of the year	(114,663)	(112,354)	(101,680)
Cellular facilities [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	70,338	50,181
Effect of adoption of IFRS 16 (Note 2)	(244)
Net book value at the beginning of the year(as restated)	70,094
Additions (Note 4)	557	758
Disposals/Retirements	(99)	(60)
Reclassifications (Note 14)	(762)
Transfers and others	32,290	37,881
Deconsolidation of a subsidiary		(65)
Impairment losses recognized during the year (Note 5)		(858)
Depreciation and amortization	(17,025)	(17,499)
Net book value at end of the year	85,055	70,338	50,181
Cellular facilities [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	217,164	209,504
Net book value at end of the year	220,238	217,164	209,504
Cellular facilities [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(146,826)	(159,323)
Net book value at end of the year	(135,183)	(146,826)	(159,323)
Buildings and improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	5,989	9,054
Effect of adoption of IFRS 16 (Note 2)	(1)
Net book value at the beginning of the year(as restated)	5,988
Additions (Note 4)	176	120
Disposals/Retirements	(3)	(140)
Reclassifications (Note 14)	(82)	127
Transfers and others	541	265
Translation differences charged directly to cumulative translation adjustments	(4)	1
Deconsolidation of a subsidiary		(794)
Impairment losses recognized during the year (Note 5)		(480)
Depreciation of revaluation increment on investment properties transferred to property and equipment charged to other comprehensive income	(3)	(2)
Depreciation and amortization	(1,102)	(2,162)
Net book value at end of the year	5,491	5,989	9,054
Adjustments	(20)
Buildings and improvements [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	26,546	27,076
Net book value at end of the year	26,762	26,546	27,076
Buildings and improvements [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(20,557)	(18,022)
Net book value at end of the year	(21,271)	(20,557)	(18,022)
Vehicles, aircraft, furniture and other network equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	6,699	7,881
Net book value at the beginning of the year(as restated)	6,699
Additions (Note 4)	3,804	1,158
Disposals/Retirements	(109)	(95)
Reclassifications (Note 14)	15	(23)
Transfers and others	1,247	1,465
Translation differences charged directly to cumulative translation adjustments	2	(3)
Deconsolidation of a subsidiary		(273)
Impairment losses recognized during the year (Note 5)		(29)
Depreciation and amortization	(3,410)	(3,382)
Net book value at end of the year	8,248	6,699	7,881
Vehicles, aircraft, furniture and other network equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	58,711	58,964
Net book value at end of the year	62,097	58,711	58,964
Vehicles, aircraft, furniture and other network equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(52,012)	(51,083)
Net book value at end of the year	(53,849)	(52,012)	(51,083)
Information origination and termination equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	5,071	4,122
Net book value at the beginning of the year(as restated)	5,071
Additions (Note 4)	2,987	2,107
Reclassifications (Note 14)	1
Transfers and others	4,696	1,176
Depreciation and amortization	(1,782)	(2,334)
Net book value at end of the year	10,973	5,071	4,122
Information origination and termination equipment [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	20,823	17,595
Net book value at end of the year	28,224	20,823	17,595
Information origination and termination equipment [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(15,752)	(13,473)
Net book value at end of the year	(17,251)	(15,752)	(13,473)
Land and land improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	4,306	3,191
Net book value at the beginning of the year(as restated)	4,306
Additions (Note 4)	3
Reclassifications (Note 14)		1,117
Transfers and others	21
Depreciation and amortization	(3)	(2)
Net book value at end of the year	4,327	4,306	3,191
Land and land improvements [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	4,576	3,458
Net book value at end of the year	4,597	4,576	3,458
Land and land improvements [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	(270)	(267)
Net book value at end of the year	(270)	(270)	(267)
Property under construction [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	40,123	47,061
Net book value at the beginning of the year(as restated)	40,123
Additions (Note 4)	63,040	52,504
Disposals/Retirements	(77)	(9)
Reclassifications (Note 14)	(30)
Transfers and others	(56,889)	(59,433)
Net book value at end of the year	46,167	40,123	47,061
Property under construction [Member] | Costs [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year	40,123	50,585
Net book value at end of the year	₱ 46,167	40,123	50,585
Property under construction [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Net book value at beginning of the year		₱ (3,524)
Net book value at end of the year			₱ (3,524)